Components of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw material	$ 378.2	$ 339.9	$ 312.2
Work in progress	256.7	243.4	240.6
Finished products	240.0	217.9	206.0
Inventories	874.9	801.2	758.8
Inventory reserve at beginning of year	(89.8)	(83.3)	(87.8)
Reversal of reserve	3.9	4.3	5.1
Addition to reserve	(26.5)	(22.2)	(10.9)
Write-off against reserve	8.1	5.0	4.0
Translation difference	2.8	6.4	6.3
Inventory reserve at end of year	(101.5)	(89.8)	(83.3)
Total inventories, net of reserve	$ 773.4	$ 711.4	$ 675.5